Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Taxes [Abstract]
Income tax expenses	$ 800	$ 400	$ 1,400	$ (275,800)